Stockholders' Equity (Deficit) and Redeemable Instruments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified												12 Months Ended					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Redeemable Common Stock [Member]	Dec. 31, 2013 Redeemable Common Stock [Member]	Mar. 31, 2013 Redeemable Common Stock [Member]	Dec. 31, 2012 Redeemable Common Stock [Member]	Dec. 31, 2011 Redeemable Common Stock [Member]	Dec. 31, 2013 Redeemable Common Stock [Member] Call Option [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Mar. 31, 2014 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Minimum [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Maximum [Member]	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]
Statement Of Shareholders Equity [Line Items]
Redeemable and non redeemable Common stock, authorized				33,050,862	19,499,993
Redeemable and non redeemable Common stock, issued		22,033,901	22,033,901		19,499,993
Redeemable and non redeemable Common stock, outstanding		22,033,901	22,033,901		19,499,993
Stock, Par value						$ 0.00	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.00		$ 0.01	$ 0.01
Stock, authorized						0	5,850,000		5,850,000			1,000	0		1,000	1,000
Stock, Issued						0	5,850,000		5,850,000			1,000	0		1,000	1,000
Stock, Outstanding						0	5,850,000	5,850,000	5,850,000	5,850,000	975,000	1,000	0	1,000	1,000	1,000
Stock issued during period for business acquired, shares																			2,533,908
Redeemable stock redemption value												$ 75,735	$ 75,735
Redeemable stock redemption date																	Jul. 31, 2016	Jul. 31, 2021
Redeemable stock original issue price												$ 25,245
Dividend accrual rate												25.00%
Common Stock, Authorized	100,000,000	27,200,862	27,200,862
Common Stock, Issued	30,601,401	16,183,901	16,183,901
Common Stock, Outstanding	30,601,401	16,183,901	16,183,901																16,183,901	30,601,401	16,183,901	16,183,901	13,649,993
Preferred Stock, Authorized	5,000,000	0
Preferred Stock, Issued	0	0
Preferred Stock, Outstanding	0	0
Preferred stock, par value	$ 0.01	$ 0.01